Significant Accounting Policies - Additional information (Detail) $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Number shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) Number shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of Accounting Policies [Line Items]
Exchange rate	6.5250	6.5250					6.5250
Restricted cash	¥ 3,695	¥ 3,695	¥ 0	¥ 0			$ 566
Number of lien arrangements | Number	0		0
Weighted average contract period	124 days		97 days		33 days
Recognized revenue	¥ 9,900		¥ 8,900		¥ 5,200
Revenue remaining performance obligation	0	0	0	0	0	¥ 0
Contract assets	0	0	0	0	0	0
Advertising and promotional expenses	127,400		191,100		106,100
Employee benefit expenses	¥ 38,500		36,000		20,600
Income tax examination likelihood of settlement	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.
Unrecognized uncertain tax positions	¥ 0	¥ 0	0	0	¥ 0	¥ 0
Annual appropriation to reserve percent	10.00%	10.00%					10.00%
Threshold limit for reserve appropriation	50.00%	50.00%					50.00%
Appropriation to statutory reserves	¥ 0		0
Cash and cash equivalents	315,459	¥ 315,459	82,709	82,709			$ 48,300
Lease liabilities	4,296	4,296						¥ 11,700
Finance lease	0	0
Operating lease liabilities, current	3,709	3,709	0	0			568	8,300
Operating lease liabilities, non-current	587	587	¥ 0	¥ 0			$ 90	¥ 3,400
Investment income from its short term investments	¥ 1,200	¥ 1,200
Weighted average volatility					56.38%
Risk-free rate					3.05%
Contractual term(in years)					10 years
Number of Options - Granted | shares	33,295		0		13,266
Weighted average exercise price, Granted | $ / shares		¥ 0.0001		¥ 0		¥ 0.0001
Alipay and WeChat Pay [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	¥ 11,600	¥ 11,600	¥ 6,300	¥ 6,300
Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	¥ 152,000	¥ 152,000	¥ 64,100	¥ 64,100
Cash And Cash Equivalents Total [Member] | Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage			77.50%	77.50%					77.50%
Cash And Cash Equivalents Total [Member] | VIE [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage	48.20%	48.20%					48.20%
Cash At Bank [Member]
Disclosure of Accounting Policies [Line Items]
Restricted cash	¥ 3,700	¥ 3,700	¥ 0	¥ 0
Cash At Bank [Member] | Cash at Bank and Demand Deposits Denominated Functional Currency USD [Member]
Disclosure of Accounting Policies [Line Items]
Due from banks			40,300	40,300					$ 5,700
Demand Deposits [Member] | Cash at Bank and Demand Deposits Denominated Functional Currency USD [Member]
Disclosure of Accounting Policies [Line Items]
Due from banks	154,700	154,700					$ 23,700
Demand Deposits [Member] | Cash at Bank and Demand Deposits Denominated Functional Currency RMB [Member]
Disclosure of Accounting Policies [Line Items]
Due from banks	¥ 147,800	¥ 147,800	¥ 36,100	¥ 36,100